NOTES PAYABLE (RESTATED) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
NOTES PAYABLE (RESTATED)
Schedule of principal due under notes payable

Principal due under notes payable was as follows as of March 31, 2026 and December 31, 2025:

	2026	2025
Notes payable	$8,083,445	$6,143,837
Less: debt discount	(24,457)	(19,845)
Notes payable, net	8,058,988	6,123,992
Less: current portion	(7,308,988)	(6,123,992)
Total: non-current portion	$750,000	$—

	2025	2024
Notes Payable	$6,143,837	$3,500,000
Less: Debt Discount	(19,845)	(37,485)
Notes payable, net	6,123,992	3,462,515
Less: Current portion	(6,123,992)	(3,462,515)
Total: Non-current portion	$—	$—